Debt - Senior Credit Facility (Details) - USD ($)	1 Months Ended
	May 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Letters of credit outstanding, amount		$ 14,500,000
Credit facility
Debt Instrument [Line Items]
Letters of credit outstanding, amount		14,400,000
Credit facility | Senior Credit Facility
Debt Instrument [Line Items]
Borrowing capacity	$ 75,000,000
Availability, period from maturity of subordinated debt	91 days
Availability, subordinated debt	$ 7,500,000
Commitment potential increase	50,000,000
Commitment potential reduction	$ 25,000,000
Termination notice period	15 days
Fixed Charge Coverage Ratio	1.00
Amount outstanding		$ 0	$ 17,100,000
Interest rate			3.09%
Credit facility | Senior Credit Facility | Federal Funds Rate | Variable rate component one
Debt Instrument [Line Items]
Spread plus (minus) on variable interest rate	0.50%
Credit facility | Senior Credit Facility | London Interbank Offered Rate (LIBOR) | Variable rate component one
Debt Instrument [Line Items]
Spread plus (minus) on variable interest rate	1.00%
Credit facility | Senior Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum | Variable rate component two
Debt Instrument [Line Items]
Spread plus (minus) on variable interest rate	1.50%
Credit facility | Senior Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum | Variable rate component two
Debt Instrument [Line Items]
Spread plus (minus) on variable interest rate	3.00%
Credit facility | Senior Credit Facility | Base Rate | Minimum | Variable rate component two
Debt Instrument [Line Items]
Spread plus (minus) on variable interest rate	0.00%
Credit facility | Senior Credit Facility | Base Rate | Maximum | Variable rate component two
Debt Instrument [Line Items]
Spread plus (minus) on variable interest rate	1.50%
Letter of credit | Senior Credit Facility
Debt Instrument [Line Items]
Borrowing capacity	$ 10,000,000